Note 9 - Earnings Per Share	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
9.	Earnings Per Share

Basic and diluted earnings per common share is computed as follows:

	For the nine months ended September 30,
	2020	2021

Net income	3,466,124	20,200,342
Dividend Series B Preferred shares	(524,621)	(255,324)
Preferred deemed dividend	-	(345,423)
Net income attributable to common shareholders	2,941,503	19,599,595
Weighted average common shares – outstanding, basic	5,621,159	6,898,195
Basic earnings per share	0.52	2.84
Effect of dilutive securities:
Dilutive effect of non-vested shares	-	44,419
Weighted average common shares – outstanding, diluted	5,621,159	6,942,614
Diluted earnings per share	0.52	2.82

The Company excluded the effect of 15,555 unvested incentive award shares as of September 30, 2020, as well as the effect of Series B preferred shares, as they were anti-dilutive, while nil shares were excluded as of September 30, 2021. The number of dilutive securities was nil shares in the nine-month periods ended September 30, 2020.